INVESTMENT IN ASSOCIATE (Details Narrative) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Jun. 01, 2020 USD ($) shares	Jun. 01, 2020 EUR (€) shares	Jun. 24, 2022 $ / shares	Mar. 25, 2019 USD ($) shares	Mar. 25, 2019 EUR (€) € / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 EUR (€) € / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Shares price | $ / shares			$ 23.00
Additional investments									$ 1,000
Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Initial investment						$ 700
Subscribing class A shares | shares						3,780	3,780
Proportion of ownership interest in associate				37.00%	37.00%	27.00%	27.00%
Second investments						$ 1,900
Subscribing ordinary shares | shares				1,945	1,945	4,140	4,140
Additional investments	$ 1,000			$ 700
Equity in (loss) income								$ 62	$ 490
EURO | Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Initial investment | €							€ 500
Subscribing class A shares | shares	2,479	2,479
Second investments | €							€ 1,500
Shares price | € / shares					€ 308.55		€ 363
Additional investments | €		€ 900			€ 600